Commitments (Details) - Schedule of future minimum payments under non-cancelable operating leases	Dec. 31, 2021 USD ($)
Schedule Of Future Minimum Payments Under Non Cancelable Operating Leases Abstract
2022	$ 664,583
2023	476,306
2024	390,481
2025
2026
Total future minimum payments	$ 1,531,370